Income Taxes - Schedule of Tax Basis of Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Tax Basis of Assets [Abstract]
Contingent liability	$ 338,517	$ 332,224
Allowance for credit losses	1,307,994	660,680
Deferred tax assets, net	$ 1,646,511	$ 992,904